METLIFE ADVISERS, LLC

501 Boylston Street

Boston, Massachusetts 02116

May 6, 2009

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Filing pursuant to Rule 497(j) in connection with the Metropolitan

Series Fund, Inc. Registration Statement on Form N-1A

Ladies and Gentleman:

On behalf of the Metropolitan Series Fund, Inc. (the “Fund”), we hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of prospectus and Statement of Additional Information (“SAI”) contained in Post-Effective Amendment No. 54 to the Fund’s Registration Statement, which was filed via EDGAR on May 1, 2009, if filed under Rule 497(c), would not differ from the prospectus and SAI contained in such amendment.

Please direct questions or comments to me by telephone at (617) 578-2410.

Sincerely,

/s/ Scott Harney
Scott Harney